Inventories	12 Months Ended
Dec. 31, 2012
Inventories

4. Inventories

Inventories are stated at the lower-of-cost-or-market with cost being determined principally by the first-in, first-out method, and are comprised of the following at December 31, 2012 and 2011:

(in millions)	2012	2011
Raw materials and supplies	$222.4	$219.4
Work-in-process	83.3	89.6
Finished goods	1,004.6	965.4

Total	$1,310.3	$1,274.4